Derivative Financial Instruments and Risk Management Policies - Evolution of Cost of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	€ (56)	€ 24
Changes in the fair value registered in equity	96	(74)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(8)	(6)
Balance of cost of hedging in equity at end of period	32	(56)
Exchange rate risk
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	(75)	31
Changes in the fair value registered in equity	128	(98)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(10)	(8)
Balance of cost of hedging in equity at end of period	43	(75)
Total gross amount
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	(75)	31
Changes in the fair value registered in equity	128	(98)
Transfer to the income statement of the period - the hedged item has affected profit or loss	(10)	(8)
Balance of cost of hedging in equity at end of period	43	(75)
Tax effect
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	19	(7)
Changes in the fair value registered in equity	(32)	24
Transfer to the income statement of the period - the hedged item has affected profit or loss	2	2
Balance of cost of hedging in equity at end of period	€ (11)	€ 19